Shareholders' Equity - Share options (Details) - EUR (€) € in Thousands	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Equity-settled share based payments	€ 2,784	€ 1,976
IFRS General and administrative costs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Equity-settled share based payments	1,952	1,559
Research and development costs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Equity-settled share based payments	€ 832	€ 417